Note 11 - Right-of-use Assets, Net and Lease Liabilities - Evolution of Lease Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Opening net book amount	$ 234,149
Increase due to business combinations	2,267
Translation differences	2,690
Additions	36,957
Cancellations	(4,688)
Repayments	(43,974)
Interest accrued	2,766
Ending net book amount	$ 230,167